LIBERTY EQUITY INCOME FUND, INC.
Class A Shares
Class B Shares
Class C Shares
Fortress Shares

SUPPLEMENT TO THE PROSPECTUSES DATED MAY 31, 1995
Effective March 31, 1996, the name of "Liberty Equity Income Fund, Inc." has been changed to "Federated Equity Income Fund, Inc." In addition, the name of the Fortress Shares has been changed to Class F Shares. Accordingly, all references to Liberty Equity Income Fund, Inc. and Fortress Shares in the Prospectuses should reflect these changes.

                                                                 March 29, 1996
FEDERATED SECURITIES CORP.

Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
PITTSBURGH, PA  15222-3779
CUSIP 530461102
CUSIP 530461409
CUSIP 530461201
CUSIP 530461300
G01528-02 (3/96)


LIBERTY EQUITY INCOME FUND, INC.
Class A Shares
Class B Shares
Class C Shares
Fortress Shares

SUPPLEMENT TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31,
1995
Effective March 31, 1996, the name of "Liberty Equity Income Fund, Inc." has been changed to "Federated Equity Income Fund, Inc." In addition, the name of the Fortress Shares has been changed to Class F Shares. Accordingly, all references to Liberty Equity Income Fund, Inc. and Fortress Shares in the combined Statement of Additional Information should reflect these changes.


                                                                 March 29, 1996
FEDERATED SECURITIES CORP.

Distributor
A subsidiary of FEDERATED INVESTORS
Federated Investors Tower
PITTSBURGH, PA  15222-3779
CUSIP 530461102
CUSIP 530461409
CUSIP 530461201
CUSIP 530461300